COMMITMENTS AND CONTINGENCIES - Schedule of Contractual Obligations (Details) cubicFeetPerDay in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) MW MBbls	Dec. 31, 2024 tonne cubicFeetPerDay Agreement
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 12,360
Liquids (bpd) | Minimum
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Liquids (bpd) | Maximum
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	15 years
Electrical Power | Minimum
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Electrical Power | Maximum
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	24 years
Less than 1 year
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 525
1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	368
3 – 5 years
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,346
More than five years
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 10,121
Not More than Eight Years | Natural Gas | Minimum
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	26
Not More than Eight Years | Natural Gas | Maximum
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	175
Not More than Eight Years | Electrical Power | Maximum
Disclosure of contingent liabilities [line items]
Daily power required (mw) | MW	74
Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 11,312
Transportation and processing | Cedar LNG
Disclosure of contingent liabilities [line items]
Total contractual obligations	10,600
Number of agreements | Agreement		2
Agreement period		20 years
Number of tonnes per annum | tonne		1,500,000
Number of cubic feet per day | cubicFeetPerDay		200
Transportation and processing | Less than 1 year
Disclosure of contingent liabilities [line items]
Total contractual obligations	74
Transportation and processing | 1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	216
Transportation and processing | 3 – 5 years
Disclosure of contingent liabilities [line items]
Total contractual obligations	1,185
Transportation and processing | More than five years
Disclosure of contingent liabilities [line items]
Total contractual obligations	9,837
Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	392
Construction commitments | Less than 1 year
Disclosure of contingent liabilities [line items]
Total contractual obligations	361
Construction commitments | 1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	29
Construction commitments | 3 – 5 years
Disclosure of contingent liabilities [line items]
Total contractual obligations	2
Construction commitments | More than five years
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	591
Other commitments related to lease contracts | Less than 1 year
Disclosure of contingent liabilities [line items]
Total contractual obligations	44
Other commitments related to lease contracts | 1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	105
Other commitments related to lease contracts | 3 – 5 years
Disclosure of contingent liabilities [line items]
Total contractual obligations	158
Other commitments related to lease contracts | More than five years
Disclosure of contingent liabilities [line items]
Total contractual obligations	284
Funding commitments, software, and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	65
Funding commitments, software, and other | Less than 1 year
Disclosure of contingent liabilities [line items]
Total contractual obligations	46
Funding commitments, software, and other | 1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	18
Funding commitments, software, and other | 3 – 5 years
Disclosure of contingent liabilities [line items]
Total contractual obligations	1
Funding commitments, software, and other | More than five years
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 0